Unsecured Convertible Notes Payable (Details Textual) - USD ($)				1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 22, 2016	Sep. 14, 2016	Jun. 06, 2016	Jun. 29, 2017	Aug. 19, 2016	Jan. 19, 2016	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2014
Unsecured Convertible Notes Payable (Textual)
Aggregate principal amount								$ 50,000		$ 242,498
Exercise price (in dollars per share)							$ 0.03	$ 5.01	$ 0.005
Unamortized debt discount							$ 77,585	$ 39,039
6% Unsecured Convertible Note [Member]
Unsecured Convertible Notes Payable (Textual)
Aggregate principal amount		$ 50,000	$ 200,000		$ 55,000				200,000
Exercise price (in dollars per share)		$ 5.01	$ 5.01					$ 0.015
Unamortized debt discount		$ 150,000					$ 90,535	$ 109,259
Unsecured convertible note payable due							Sep. 13, 2018
Aggregate in gross proceeds							$ 5,000,000
Financing issuance price		75.00%
Shares issued during the period		50,000	68,639
Number of shares of aggregate relative fair value								133,333
Aggregate relative fair value			$ 5,918					$ 99,915
Risk-free interest rate		0.90%						1.30%
Dividend yield		0.00%						0.00%
Volatility rate		100.00%						100.00%
Expected life		3 years						4 years
Terms of conversion feature, description					If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the noteholder will have the right to convert all outstanding principal and interest into the same equity securities issued in such qualified equity financing at 75% of the issuance price of the securities in such financing.	The Company issued three 8% unsecured convertible notes payable to investors (the "Lenders") for an aggregate amount of $200,000. These notes were due on January 19, 2018. Before the maturity date, the noteholder had in its sole discretion have the option to convert all outstanding principal and interest into the Company's common stock at a conversion price per share based upon the Company's current valuation, as determined by the Board of Directors. If the Company raises a minimum of $2,500,000 (excluding the amount converting pursuant to the notes) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the Lenders will have the right to convert all outstanding principal and interest into the same equity securities issued in such qualified equity financing at 75% of the issuance price of the securities in such financing.
Conversion of amortized to interest expense		$ 56,388	$ 136,936				18,724		$ 9,818
Accrued interest							7,126
Conversion price (in dollars per share)			$ 1.00
Unsecured Debt One [Member]
Unsecured Convertible Notes Payable (Textual)
Aggregate principal amount	$ 1,235,000
Exercise price (in dollars per share)	$ 5.01
Unamortized debt discount							$ 790,706	$ 1,005,490
Unsecured convertible note payable due	Sep. 30, 2018
Aggregate in gross proceeds	$ 5,000,000							$ 1,030
Financing issuance price	75.00%							75.00%
Shares issued during the period	205,833
Number of shares of aggregate relative fair value	205,833	150,000						68,640
Aggregate relative fair value	$ 560,226	$ 93,612						$ 341,864
Risk-free interest rate								1.20%
Dividend yield	0.00%							0.00%
Volatility rate	100.00%							100.00%
Expected life	3 years							3 years
Terms of conversion feature, description	The effective conversion price was $2.73 and the market price of the shares on the date of conversion was approximately $5.01 per share, the Company recognized aggregate beneficial conversion features of $560,226. As a result, the Company recorded a note discount of $1,120,450 to account for the relative fair values of the warrants and the notes' beneficial conversion features which will be amortized as interest over the terms of the notes or in full upon conversion of the notes.	The effective conversion price was $1.89, and the market price of the shares on the date of conversion was approximately $5.01 per share. As such, the Company recognized a beneficial conversion feature of $56,388. As a result, the Company recorded a note discount of $150,000 to account for the relative fair value of the warrants and the notes' beneficial conversion feature which will be amortized as interest over the term of the note.					214,784
Conversion of amortized to interest expense								$ 40,741
Accrued interest							$ 31,742	4,882
Unsecured Debt One [Member] | Maximum [Member]
Unsecured Convertible Notes Payable (Textual)
Risk-free interest rate							1.53%
Unsecured Debt One [Member] | Minimum [Member]
Unsecured Convertible Notes Payable (Textual)
Risk-free interest rate							1.35%
Unsecured Debt Two [Member]
Unsecured Convertible Notes Payable (Textual)
Aggregate principal amount				$ 1,695,000
Unamortized debt discount							$ 1,241,807	1,004,590
Unsecured convertible note payable				6.00%
Unsecured convertible note payable due							Jun. 29, 2018
Aggregate in gross proceeds							$ 5,000,000
Financing issuance price							75.00%
Shares issued during the period							282,500
Number of shares of aggregate relative fair value							282,500
Aggregate relative fair value							$ 768,893
Dividend yield							0.00%
Volatility rate							100.00%
Expected life							3 years
Terms of conversion feature, description							The effective conversion price was $2.73 and the market price of the shares on the date of conversion was approximately $5.01 per share, the Company recognized aggregate beneficial conversion features of $768,893. As a result, the Company recorded a note discount of $1,537,790 to account for the relative fair values of the warrants and the notes' beneficial conversion features which will be amortized as interest over the terms of the notes or in full upon conversion of the notes.
Conversion of amortized to interest expense							$ 295,983	$ 114,961
Accrued interest							$ 19,442
Unsecured Debt Two [Member] | Maximum [Member]
Unsecured Convertible Notes Payable (Textual)
Risk-free interest rate							1.53%
Unsecured Debt Two [Member] | Minimum [Member]
Unsecured Convertible Notes Payable (Textual)
Risk-free interest rate							1.35%